Revenue - Summary of Revenue from Contracts with Customers (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 1,433	$ 675	$ 469
Deliveries [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	663	148	5
Mobility [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	639	456	438
Financial Services [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	71	27	(10)
Enterprise and new initiatives [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	60	44	36
SINGAPORE
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	302	283	246
MALAYSIA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	509	108	91
INDONESIA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	275	79	(61)
PHILIPPINES
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	125	81	51
THAILAND
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	109	76	57
Rest of Southeast Asia [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 113	$ 48	$ 85